UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010
                                               -------------------

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one):          [X] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Contrarius Investment Management Limited
Address:        Sir Walter Raleigh House
                48-50 Esplanade, St. Helier
                Jersey JE1 4HH, Channel Islands

Form 13F File Number:   28-13714
                       ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David Ibbotson
              ---------------------------------------------------------
Title:          Director
              ---------------------------------------------------------
Phone:          +44 1534 823 000
              ---------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David Ibbotson        St. Helier, Jersey, Channel Islands    May 20, 2010
------------------------  --------------------------------------- --------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                            ---------------------------

Form 13F Information Table Entry Total:                  47
                                            ---------------------------

Form 13F Information Table Value Total:               $155,738
                                            ---------------------------
                                                     (thousands)

List of Other Included Managers:    None




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
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
                                            FORM 13F INFORMATION TABLE


----------------------- ------------- -------------------------------------------------------------------------- -------------------

                                                                                                                  VOTING AUTHORITY
----------------------------------- -------------------------------------------------------------------------- -------------------
----------------------------------- --------------------------------- -------------------------------------- ----------- ---------


NAME OF                  TITLE OF                 VALUE      SHRS OR      SH/  PUT/ INVESTMENT  OTHER          SOLE   SHARED  NONE
ISSUER                    CLASS         CUSIP   (x$1000)     PRN  AMT     PRN  CALL DISCRETION MANAGER
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Warner Music Group        Com       934550104     16,198   2,344,181     SH           Sole        None     2,344,181
Corp.
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Comcast Corp.             Com       20030N101     10,897     578,703     SH           Sole        None     578,703
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


CBS Corp.                 Com       124857202     10,158     728,713     SH           Sole        None     728,713
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


AllianceBernstein       Unit Ltd    01881G106      9,147     298,329     SH           Sole        None     298,329
Holding L.P.             Partn
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Symantec Corp.            Com       871503108      8,296     490,109     SH           Sole        None     490,109
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Gannett Co. Inc.          Com       364730101      7,943     480,785     SH           Sole        None     480,785
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


SuperValu Inc.            Com       868536103      7,511     450,277     SH           Sole        None     450,277
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


NVIDIA Corp.              Com       67066G104      6,605     379,601     SH           Sole        None     379,601
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


VeriSign Inc.             Com       92343E102      6,124     235,363     SH           Sole        None     235,363
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Hovnanian Enterprises     Com       442487203      5,659   1,300,911     SH           Sole        None     1,300,911
Inc.
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Time Warner Cable Inc.    Com       88732J207      5,219      97,904     SH           Sole        None     97,904
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Viacom Inc.               Com       92553P201      4,499     130,860     SH           Sole        None     130,860
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


ValueClick Inc.           Com       92046N102      4,118     406,501     SH           Sole        None     406,501
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Valero Energy Corp.       Com       91913Y100      4,006     203,333     SH           Sole        None     203,333
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Check Point Software      Com       M22465104      3,741     106,674     SH           Sole        None     106,674
Technology
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Websense Inc.             Com       947684106      3,676     161,460     SH           Sole        None     161,460
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


United Online Inc.        Com       911268100      3,140     419,740     SH           Sole        None     419,740
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Isle of Capri Casinos     Com       464592104      2,904     373,237     SH           Sole        None     373,237
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


InterDigital Inc.         Com       45867G101      2,652      95,173     SH           Sole        None     95,173
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Computer Sciences         Com       205363104      2,571      47,184     SH           Sole        None     47,184
Corp.
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


IBM                       Com       459200101      2,565      19,998     SH           Sole        None     19,998
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Media Communications      Com       58446K105      2,413     405,496     SH           Sole        None     405,496
Corp.
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


McClatchy Co.             Com       579489105      2,409     490,581     SH           Sole        None     490,581
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Journal                   Com       481130102      2,380     566,664     SH           Sole        None     566,664
Communications Inc.
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


NASDAQ OMX Group Inc.     Com       631103108      2,374     112,400     SH           Sole        None     112,400
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Fidelity National         Com       31620R105      2,355     158,920     SH           Sole        None     158,920
Financial Inc.
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Kroger Co.                Com       501044101      2,318     106,997     SH           Sole        None     106,997
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Ceradyne Inc.             Com       156710105      2,245      98,851     SH           Sole        None     98,851
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


DivX Inc.                 Com       255413106      2,012     280,949     SH           Sole        None     280,949
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


CSG Systems               Com       126349109      2,004      95,423     SH           Sole        None     95,423
International Inc.
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Sappi Ltd.                ADR       803069202      1,382     310,574     SH           Sole        None     310,574
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Sinclair Broadcast        Com       829226109      1,335     262,870     SH           Sole        None     262,870
Group Inc.
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


AngloGold Ashanti Ltd.    ADR       35128206       1,233      32,479     SH           Sole        None     32,479
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


GigaMedia Ltd.            Com       Y2711Y104      1,217     381,399     SH           Sole        None     381,399
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Tessera Technologies      Com       88164L100      1,214      59,870     SH           Sole        None     59,870
Inc.
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Gold Fields Ltd.          Com       38059T106        397      31,449     SH           Sole        None     31,449
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Wal-Mart Stores Inc.      Com       931142103        200       3,589     SH           Sole        None     3,589
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


RealNetworks Inc.         Com       75605L104        194      40,255     SH           Sole        None     40,255
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


MEMC Electronic           Com       552715104        132       8,609     SH           Sole        None     8,609
Materials Inc.
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Harmony Gold Mining       ADR       413216300        122      12,889     SH           Sole        None     12,889
Co., Ltd.
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Synaptics Inc.            Com       87157D109        103       3,735     SH           Sole        None     3,735
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Medtronic Inc.            Com       585055106         65       1,446     SH           Sole        None     1,446
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Kraft Foods Inc.          Com       50075N104          2          65     SH           Sole        None     65
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Amedysis inc.             Com       23436108           2          33     SH           Sole        None     33
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Potash Corp. of           Com       73755L107          2          15     SH           Sole        None     15
Saskatchewan Inc.
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Biogen Idec Inc.          Com       09062X103          2          29     SH           Sole        None     29
----------------------------------- --------------------------------- ------------------------------------ -------------------------
----------------------------------- --------------------------------- ------------------------------------ -------------------------


Gilead Sciences Inc.      Com       375558103          1          19     SH           Sole        None     19
----------------------------------- --------------------------------- ------------------------------------ -------------------------


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